Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Compensation Expense Relating to Restricted Awards
Compensation expense from continuing operations relating to restricted awards, primarily recorded in Employee compensation and benefits, and the corresponding income tax benefit, which was recorded in income tax benefit on the Consolidated Statements of Operations are presented in the following table (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Stock award compensation expense	$41,636	$41,341	$44,583

Income tax benefit	$14,710	$16,206	$17,833

Summary of Restricted Awards Activity

The following tables summarize restricted awards activity including awards related to employees working in businesses that are included within discontinued operations in 2012, 2011 and 2010 (awards in thousands):

	2012
	RESTRICTED SHARES		RESTRICTED STOCK UNITS
	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE	NUMBER OF UNITS	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Outstanding at January 1,	307	$16.20	7,716	$14.33
Granted	21	13.09	5,506	10.33
Vested	(235)	16.33	(3,501)	14.87
Forfeited	(11)	15.74	(1,549)	14.92

Outstanding at December 31,	82	$15.08	8,172	$11.44

	2011
	RESTRICTED SHARES		RESTRICTED STOCK UNITS
	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE	NUMBER OF UNITS	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Outstanding at January 1,	1,155	$16.60	6,329	$15.08
Granted	—	—	5,984	13.63
Vested	(830)	16.77	(2,083)	16.21
Forfeited	(17)	15.69	(2,514)	14.92

Outstanding at December 31,	307	$16.20	7,716	$14.33

	2010
	RESTRICTED SHARES		RESTRICTED STOCK UNITS
	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE	NUMBER OF UNITS	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Outstanding at January 1,	2,186	$16.92	3,591	$15.60
Granted	397	15.66	3,835	15.28
Vested	(1,208)	17.03	(870)	17.83
Forfeited	(221)	15.76	(227)	16.19

Outstanding at December 31,	1,154	$16.60	6,329	$15.08

Weighted-Average Assumptions	The weighted-average assumptions used for stock options granted were as follows:

2010
Dividend yield	0.0%
Expected volatility	40.0%
Risk-free interest rate	1.1%
Expected life (in years)	3.5

Compensation Expense Relating to Stock Options

Compensation expense from continuing operations relating to stock options, all of which was recorded in Employee compensation and benefits, as well as the corresponding income tax benefit, which is recorded in income tax benefit on the Consolidated Statements of Operations are as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Stock option compensation expense	$806	$913	$2,351

Income tax benefit	$285	$358	$940

Summary of Stock Option Activity

The following tables summarize stock option activity and stock options exercisable including options related to employees working in businesses that are included within discontinued operations in 2012, 2011 and 2010 (options in thousands):

	NUMBER OF STOCK OPTIONS	WEIGHTED- AVERAGE EXERCISE PRICE	AGGREGATE INTRINSIC VALUE (IN THOUSANDS)	WEIGHTED- AVERAGE REMAINING LIFE (YEARS)
2012
Outstanding at January 1,	2,829	$13.48
Granted at market value	—	—
Exercised	(130)	8.77
Forfeited or expired	(163)	14.32

Outstanding at December 31,	2,536	$13.66	$—	3.73

Exercisable at December 31,	2,500	$13.63	$—	3.68

Available for future grants at December 31, *	61,211

2011
Outstanding at January 1,	3,740	$14.06
Granted at market value	—	—
Exercised	(91)	11.02
Forfeited or expired	(820)	16.39

Outstanding at December 31,	2,829	$13.48	$2,605	4.76

Exercisable at December 31,	2,284	$12.90	$2,605	3.96

Available for future grants at December 31, *	9,476

2010
Outstanding at January 1,	3,554	$13.29
Granted at market value	1,185	15.89
Exercised	(591)	9.81
Forfeited or expired	(409)	18.85

Outstanding at December 31,	3,739	$14.06	$5,292	5.97

Exercisable at December 31,	2,573	$13.17	$5,292	4.63

Available for future grants at December 31, *	10,910

*	Represents both options and awards available for grant

Schedule of Stock Option Plans, by Exercise Price Range

	OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
RANGE OF EXERCISE PRICES	OUTSTANDING AT 12/31/12	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE	NUMBER EXERCISABLE AT 12/31/12	WEIGHTED- AVERAGE EXERCISE PRICE
$6.06 – $9.81	397	2.29	$8.42	397	$8.42
$10.24 – $10.24	448	1.84	10.24	448	10.24
$10.30 – $15.75	380	1.74	13.27	380	13.27
$15.84 – $15.84	665	6.48	15.84	630	15.84
$16.09 – $17.66	410	4.38	16.80	410	16.80
$17.95 – $19.36	236	4.08	18.03	236	18.03

	2,536	3.73	$13.66	2,501	$13.63